Severance Indemnities And Pension Plans (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Age	Mar. 31, 2013	Mar. 31, 2012
Severance Indemnities And Pension Plans [Line Items]
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year	¥ 7,358	¥ 11,234	¥ 34,600
Defined contribution plan cost recognized during the fiscal year	8,443	6,396	5,775
MUTB [Member]
Severance Indemnities And Pension Plans [Line Items]
Japanese Welfare Pension Insurance Law, General Description	In accordance with the guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, MUTB accounted for the entire separation process, upon completion of transfer of the plan assets to the government, as a single settlement transaction.
Japanese Welfare Pension Insurance Law, Government Subsidies	115,210
Net recognized loss for the substitutional portion as settlement loss	42,435
Japanese Welfare Pension Insurance Law, Previously Accrued Salary Progression Derecognition	1,770
MUSHD [Member]
Severance Indemnities And Pension Plans [Line Items]
Lump-sum termination benefits paid during the fiscal year			¥ 20,512